Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cullen Funds Trust
Entity Central Index Key	0001109957
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000117696
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Class C
Trading Symbol	CEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class C for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$210	2.00%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
Jun'15	10000	10000
Jun'16	8995	8795
Jun'17	10447	10883
Jun'18	10625	11775
Jun'19	10617	11918
Jun'20	9534	11514
Jun'21	13300	16224
Jun'22	10828	12121
Jun'23	12572	12334
Jun'24	15294	13881
Jun'25	16780	16003

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	9.72%	11.97%	5.31%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 1,160,154,411
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,493,939
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$1,160,154,411
# of Portfolio Holdings	67
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$7,493,939

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Software & Tech Services	0.04%
Telecommunications	0.08%
Industrial Products	1.10%
Insurance	1.18%
Financial Services	2.05%
Retail & Wholesale - Discretionary	2.42%
Consumer Discretionary Services	3.47%
Industrial Services	3.72%
Oil & Gas	4.10%
Media	4.72%
Materials	4.99%
Consumer Staple Products	6.12%
Consumer Discretionary Products	6.61%
Utilities	7.72%
Real Estate	8.42%
Tech Hardware & Semiconductors	21.42%
Banking	21.84%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Indonesia	0.02%
Saudi Arabia	0.03%
Kazakhstan	0.04%
Turkey	0.06%
Nigeria	0.08%
Canada	0.31%
South Africa	0.40%
Vietnam	0.40%
United States	0.75%
Hong Kong	1.18%
Panama	1.28%
Philippines	1.54%
Malaysia	1.68%
Poland	1.79%
Brazil	4.84%
United Arab Emirates	7.00%
Mexico	7.09%
Greece	9.18%
South Korea	9.90%
India	11.75%
Taiwan	19.78%
China	20.90%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true
C000117697
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Class I
Trading Symbol	CEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class I for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
Jun'15	10000	10000
Jun'16	9100	8795
Jun'17	10670	10883
Jun'18	10960	11775
Jun'19	11063	11918
Jun'20	10038	11514
Jun'21	14145	16224
Jun'22	11634	12121
Jun'23	13633	12334
Jun'24	16748	13881
Jun'25	18571	16003

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	10.89%	13.09%	6.39%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 1,160,154,411
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,493,939
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$1,160,154,411
# of Portfolio Holdings	67
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$7,493,939

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Software & Tech Services	0.04%
Telecommunications	0.08%
Industrial Products	1.10%
Insurance	1.18%
Financial Services	2.05%
Retail & Wholesale - Discretionary	2.42%
Consumer Discretionary Services	3.47%
Industrial Services	3.72%
Oil & Gas	4.10%
Media	4.72%
Materials	4.99%
Consumer Staple Products	6.12%
Consumer Discretionary Products	6.61%
Utilities	7.72%
Real Estate	8.42%
Tech Hardware & Semiconductors	21.42%
Banking	21.84%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Indonesia	0.02%
Saudi Arabia	0.03%
Kazakhstan	0.04%
Turkey	0.06%
Nigeria	0.08%
Canada	0.31%
South Africa	0.40%
Vietnam	0.40%
United States	0.75%
Hong Kong	1.18%
Panama	1.28%
Philippines	1.54%
Malaysia	1.68%
Poland	1.79%
Brazil	4.84%
United Arab Emirates	7.00%
Mexico	7.09%
Greece	9.18%
South Korea	9.90%
India	11.75%
Taiwan	19.78%
China	20.90%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true
C000117698
Shareholder Report [Line Items]
Fund Name	CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
Class Name	Retail Class
Trading Symbol	CEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Retail Class for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	MSCI Emerging Markets Index
Jun'15	10000	10000
Jun'16	9066	8795
Jun'17	10604	10883
Jun'18	10867	11775
Jun'19	10939	11918
Jun'20	9903	11514
Jun'21	13914	16224
Jun'22	11416	12121
Jun'23	13348	12334
Jun'24	16359	13881
Jun'25	18088	16003

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	10.57%	12.80%	6.11%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 1,160,154,411
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,493,939
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$1,160,154,411
# of Portfolio Holdings	67
Portfolio Turnover Rate	118%
Total Advisory Fees Paid	$7,493,939

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Software & Tech Services	0.04%
Telecommunications	0.08%
Industrial Products	1.10%
Insurance	1.18%
Financial Services	2.05%
Retail & Wholesale - Discretionary	2.42%
Consumer Discretionary Services	3.47%
Industrial Services	3.72%
Oil & Gas	4.10%
Media	4.72%
Materials	4.99%
Consumer Staple Products	6.12%
Consumer Discretionary Products	6.61%
Utilities	7.72%
Real Estate	8.42%
Tech Hardware & Semiconductors	21.42%
Banking	21.84%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Indonesia	0.02%
Saudi Arabia	0.03%
Kazakhstan	0.04%
Turkey	0.06%
Nigeria	0.08%
Canada	0.31%
South Africa	0.40%
Vietnam	0.40%
United States	0.75%
Hong Kong	1.18%
Panama	1.28%
Philippines	1.54%
Malaysia	1.68%
Poland	1.79%
Brazil	4.84%
United Arab Emirates	7.00%
Mexico	7.09%
Greece	9.18%
South Korea	9.90%
India	11.75%
Taiwan	19.78%
China	20.90%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true
C000163394
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Class C
Trading Symbol	ENHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class C for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'15	10000	10000	10000
Jun'16	10631	10395	10256
Jun'17	11658	12255	11492
Jun'18	11521	14017	12329
Jun'19	12438	15477	12720
Jun'20	11592	16639	11328
Jun'21	15494	23427	14418
Jun'22	14892	20940	14041
Jun'23	15844	25043	15308
Jun'24	16374	31192	16672
Jun'25	17611	35922	18380

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Class C	7.56%	8.72%	6.11%
S&P 500® Index	15.16%	16.64%	14.34%
Cboe S&P 500 BuyWrite Index	10.25%	10.16%	6.59%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 152,450,784
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 750,623
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$152,450,784
# of Portfolio Holdings	33
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$750,623

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.94%
Media	2.62%
Software & Tech Services	2.63%
Retail & Wholesale - Staples	3.22%
Tech Hardware & Semiconductors	4.14%
Industrial Services	4.35%
Materials	4.71%
Industrial Products	5.45%
Real Estate	6.69%
Telecommunications	6.76%
Utilities	6.93%
Oil & Gas	10.55%
Consumer Staple Products	11.72%
Health Care	13.48%
Banking	14.81%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.89%
Ireland	4.30%
United States	93.81%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true
C000163395
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Class I
Trading Symbol	ENHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class I for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'15	10000	10000	10000
Jun'16	10688	10395	10256
Jun'17	11841	12255	11492
Jun'18	11813	14017	12329
Jun'19	12879	15477	12720
Jun'20	12117	16639	11328
Jun'21	16369	23427	14418
Jun'22	15894	20940	14041
Jun'23	17078	25043	15308
Jun'24	17827	31192	16672
Jun'25	19355	35922	18380

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Class I	8.57%	9.82%	7.17%
S&P 500® Index	15.16%	16.64%	14.34%
Cboe S&P 500 BuyWrite Index	10.25%	10.16%	6.59%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 152,450,784
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 750,623
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$152,450,784
# of Portfolio Holdings	33
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$750,623

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.94%
Media	2.62%
Software & Tech Services	2.63%
Retail & Wholesale - Staples	3.22%
Tech Hardware & Semiconductors	4.14%
Industrial Services	4.35%
Materials	4.71%
Industrial Products	5.45%
Real Estate	6.69%
Telecommunications	6.76%
Utilities	6.93%
Oil & Gas	10.55%
Consumer Staple Products	11.72%
Health Care	13.48%
Banking	14.81%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.89%
Ireland	4.30%
United States	93.81%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true
C000163396
Shareholder Report [Line Items]
Fund Name	CULLEN ENHANCED EQUITY INCOME FUND
Class Name	Retail Class
Trading Symbol	ENHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Retail Class for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'15	10000	10000	10000
Jun'16	10669	10395	10256
Jun'17	11788	12255	11492
Jun'18	11738	14017	12329
Jun'19	12758	15477	12720
Jun'20	11982	16639	11328
Jun'21	16149	23427	14418
Jun'22	15634	20940	14041
Jun'23	16746	25043	15308
Jun'24	17456	31192	16672
Jun'25	18899	35922	18380

Average Annual Return [Table Text Block]
.	1 YR	5 YR	Since Inception
Retail Class	8.38%	9.54%	6.90%
S&P 500® Index	15.16%	16.64%	14.34%
Cboe S&P 500 BuyWrite Index	10.25%	10.16%	6.59%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 152,450,784
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 750,623
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$152,450,784
# of Portfolio Holdings	33
Portfolio Turnover Rate	150%
Total Advisory Fees Paid	$750,623

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.94%
Media	2.62%
Software & Tech Services	2.63%
Retail & Wholesale - Staples	3.22%
Tech Hardware & Semiconductors	4.14%
Industrial Services	4.35%
Materials	4.71%
Industrial Products	5.45%
Real Estate	6.69%
Telecommunications	6.76%
Utilities	6.93%
Oil & Gas	10.55%
Consumer Staple Products	11.72%
Health Care	13.48%
Banking	14.81%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.89%
Ireland	4.30%
United States	93.81%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true
C000018479
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class C
Trading Symbol	CHVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class C for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$184	1.75%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
Jun'15	10000	10000
Jun'16	11028	10399
Jun'17	12213	12260
Jun'18	12656	14023
Jun'19	13780	15483
Jun'20	12135	16645
Jun'21	16280	23436
Jun'22	15581	20948
Jun'23	16744	25053
Jun'24	17851	31204
Jun'25	19778	35936

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	10.79%	10.26%	7.06%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 665,952,647
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,542,469
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$665,952,647
# of Portfolio Holdings	40
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,542,469

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.86%
Retail & Wholesale - Staples	1.68%
Software & Tech Services	2.73%
Financial Services	3.02%
Telecommunications	3.23%
Real Estate	4.57%
Retail & Wholesale - Discretionary	4.60%
Utilities	5.85%
Insurance	6.35%
Tech Hardware & Semiconductors	6.38%
Oil & Gas	6.82%
Banking	9.14%
Consumer Staple Products	9.92%
Open End Fund	10.30%
Health Care	11.85%
Industrial Products	12.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.74%
Switzerland	2.88%
Germany	3.27%
United Kingdom	4.54%
United States	86.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true
C000018480
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Class I
Trading Symbol	CHDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class I for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Jun'15	10000	10000
Jun'16	11137	10399
Jun'17	12432	12260
Jun'18	13037	14023
Jun'19	14343	15483
Jun'20	12760	16645
Jun'21	17288	23436
Jun'22	16710	20948
Jun'23	18133	25053
Jun'24	19535	31204
Jun'25	21865	35936

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	11.93%	11.37%	8.14%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 665,952,647
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,542,469
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$665,952,647
# of Portfolio Holdings	40
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,542,469

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.86%
Retail & Wholesale - Staples	1.68%
Software & Tech Services	2.73%
Financial Services	3.02%
Telecommunications	3.23%
Real Estate	4.57%
Retail & Wholesale - Discretionary	4.60%
Utilities	5.85%
Insurance	6.35%
Tech Hardware & Semiconductors	6.38%
Oil & Gas	6.82%
Banking	9.14%
Consumer Staple Products	9.92%
Open End Fund	10.30%
Health Care	11.85%
Industrial Products	12.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.74%
Switzerland	2.88%
Germany	3.27%
United Kingdom	4.54%
United States	86.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true
C000018478
Shareholder Report [Line Items]
Fund Name	CULLEN HIGH DIVIDEND EQUITY FUND
Class Name	Retail Class
Trading Symbol	CHDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Retail Class for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500® Index
Jun'15	10000	10000
Jun'16	11103	10399
Jun'17	12364	12260
Jun'18	12941	14023
Jun'19	14193	15483
Jun'20	12594	16645
Jun'21	17015	23436
Jun'22	16414	20948
Jun'23	17770	25053
Jun'24	19087	31204
Jun'25	21318	35936

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	11.69%	11.10%	7.86%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 665,952,647
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 4,542,469
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$665,952,647
# of Portfolio Holdings	40
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$4,542,469

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.86%
Retail & Wholesale - Staples	1.68%
Software & Tech Services	2.73%
Financial Services	3.02%
Telecommunications	3.23%
Real Estate	4.57%
Retail & Wholesale - Discretionary	4.60%
Utilities	5.85%
Insurance	6.35%
Tech Hardware & Semiconductors	6.38%
Oil & Gas	6.82%
Banking	9.14%
Consumer Staple Products	9.92%
Open End Fund	10.30%
Health Care	11.85%
Industrial Products	12.70%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.74%
Switzerland	2.88%
Germany	3.27%
United Kingdom	4.54%
United States	86.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true
C000018482
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Class C
Trading Symbol	CIHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class C for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$217	2.00%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
Jun'15	10000	10000
Jun'16	9321	9028
Jun'17	10430	10909
Jun'18	10186	11713
Jun'19	10115	11900
Jun'20	9537	11338
Jun'21	12105	15071
Jun'22	10364	12459
Jun'23	11764	14876
Jun'24	13296	16675
Jun'25	15596	19732

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	17.30%	10.34%	4.54%
MSCI EAFE Index	18.33%	11.72%	7.03%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 337,845,853
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,382,820
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$337,845,853
# of Portfolio Holdings	56
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$2,382,820

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.93%
Real Estate	1.58%
Consumer Discretionary Products	1.78%
Retail & Wholesale - Staples	1.88%
Financial Services	2.66%
Health Care	4.25%
Materials	5.66%
Tech Hardware & Semiconductors	6.93%
Telecommunications	7.20%
Oil & Gas	7.44%
Industrial Products	9.01%
Consumer Staple Products	10.03%
Utilities	11.36%
Banking	14.20%
Insurance	15.09%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Finland	0.04%
Australia	0.08%
Sweden	1.26%
Brazil	1.54%
Norway	1.66%
Singapore	1.85%
South Korea	1.86%
Ireland	1.88%
Netherlands	2.68%
China	3.03%
Spain	3.61%
Mexico	3.61%
Canada	3.92%
Taiwan	5.07%
Switzerland	8.02%
Italy	8.23%
France	10.37%
Germany	10.61%
Japan	11.19%
United Kingdom	19.49%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true
C000018483
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Class I
Trading Symbol	CIHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen International High Dividend Fund - Class I for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
Jun'15	10000	10000
Jun'16	9410	9028
Jun'17	10635	10909
Jun'18	10493	11713
Jun'19	10529	11900
Jun'20	10023	11338
Jun'21	12853	15071
Jun'22	11120	12459
Jun'23	12747	14876
Jun'24	14554	16675
Jun'25	17248	19732

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	18.51%	11.47%	5.60%
MSCI EAFE Index	18.33%	11.72%	7.03%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 337,845,853
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,382,820
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$337,845,853
# of Portfolio Holdings	56
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$2,382,820

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.93%
Real Estate	1.58%
Consumer Discretionary Products	1.78%
Retail & Wholesale - Staples	1.88%
Financial Services	2.66%
Health Care	4.25%
Materials	5.66%
Tech Hardware & Semiconductors	6.93%
Telecommunications	7.20%
Oil & Gas	7.44%
Industrial Products	9.01%
Consumer Staple Products	10.03%
Utilities	11.36%
Banking	14.20%
Insurance	15.09%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Finland	0.04%
Australia	0.08%
Sweden	1.26%
Brazil	1.54%
Norway	1.66%
Singapore	1.85%
South Korea	1.86%
Ireland	1.88%
Netherlands	2.68%
China	3.03%
Spain	3.61%
Mexico	3.61%
Canada	3.92%
Taiwan	5.07%
Switzerland	8.02%
Italy	8.23%
France	10.37%
Germany	10.61%
Japan	11.19%
United Kingdom	19.49%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true
C000018481
Shareholder Report [Line Items]
Fund Name	CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Class Name	Retail Class
Trading Symbol	CIHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen International High Dividend Fund - Retail Class for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	MSCI EAFE Index
Jun'15	10000	10000
Jun'16	9391	9028
Jun'17	10585	10909
Jun'18	10415	11713
Jun'19	10411	11900
Jun'20	9892	11338
Jun'21	12657	15071
Jun'22	10921	12459
Jun'23	12481	14876
Jun'24	14218	16675
Jun'25	16800	19732

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	18.16%	11.17%	5.33%
MSCI EAFE Index	18.33%	11.72%	7.03%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 337,845,853
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,382,820
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$337,845,853
# of Portfolio Holdings	56
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$2,382,820

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.93%
Real Estate	1.58%
Consumer Discretionary Products	1.78%
Retail & Wholesale - Staples	1.88%
Financial Services	2.66%
Health Care	4.25%
Materials	5.66%
Tech Hardware & Semiconductors	6.93%
Telecommunications	7.20%
Oil & Gas	7.44%
Industrial Products	9.01%
Consumer Staple Products	10.03%
Utilities	11.36%
Banking	14.20%
Insurance	15.09%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Finland	0.04%
Australia	0.08%
Sweden	1.26%
Brazil	1.54%
Norway	1.66%
Singapore	1.85%
South Korea	1.86%
Ireland	1.88%
Netherlands	2.68%
China	3.03%
Spain	3.61%
Mexico	3.61%
Canada	3.92%
Taiwan	5.07%
Switzerland	8.02%
Italy	8.23%
France	10.37%
Germany	10.61%
Japan	11.19%
United Kingdom	19.49%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true
C000079421
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Class C
Trading Symbol	CUSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class C for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$199	2.00%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	Russell 1000 Index	Russell 2000 Value Index
Jun'15	10000	10000	10000
Jun'16	8321	10077	9742
Jun'17	9976	11656	12163
Jun'18	10631	13100	13757
Jun'19	10311	14133	12899
Jun'20	8731	14900	10645
Jun'21	14719	21005	18445
Jun'22	13672	18010	15442
Jun'23	14121	21142	16370
Jun'24	14753	25807	18153
Jun'25	14626	29459	19158

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	-0.86%	10.87%	3.88%
Russell 1000 Index	14.15%	14.61%	11.41%
Russell 2000 Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 9,424,994
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$9,424,994
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.88%
Software & Tech Services	0.92%
Utilities	2.08%
Consumer Discretionary Services	4.94%
Oil & Gas	8.64%
Industrial Services	9.54%
Financial Services	11.14%
Consumer Discretionary Products	15.04%
Real Estate	19.33%
Banking	27.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true
C000079420
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Class I
Trading Symbol	CUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class I for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	Russell 1000 Index	Russell 2000 Value Index
Jun'15	10000	10000	10000
Jun'16	8404	10077	9742
Jun'17	10179	11656	12163
Jun'18	10955	13100	13757
Jun'19	10729	14133	12899
Jun'20	9174	14900	10645
Jun'21	15628	21005	18445
Jun'22	14672	18010	15442
Jun'23	15296	21142	16370
Jun'24	16155	25807	18153
Jun'25	16176	29459	19158

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	0.13%	12.01%	4.93%
Russell 1000 Index	14.15%	14.61%	11.41%
Russell 2000 Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 9,424,994
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$9,424,994
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.88%
Software & Tech Services	0.92%
Utilities	2.08%
Consumer Discretionary Services	4.94%
Oil & Gas	8.64%
Industrial Services	9.54%
Financial Services	11.14%
Consumer Discretionary Products	15.04%
Real Estate	19.33%
Banking	27.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true
C000079419
Shareholder Report [Line Items]
Fund Name	CULLEN SMALL CAP VALUE FUND
Class Name	Retail Class
Trading Symbol	CUSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Small Cap Value Fund - Retail Class for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	Russell 1000 Index	Russell 2000 Value Index
Jun'15	10000	10000	10000
Jun'16	8385	10077	9742
Jun'17	10130	11656	12163
Jun'18	10877	13100	13757
Jun'19	10629	14133	12899
Jun'20	9057	14900	10645
Jun'21	15397	21005	18445
Jun'22	14419	18010	15442
Jun'23	14989	21142	16370
Jun'24	15797	25807	18153
Jun'25	15777	29459	19158

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	-0.13%	11.74%	4.67%
Russell 1000 Index	14.15%	14.61%	11.41%
Russell 2000 Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 9,424,994
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$9,424,994
# of Portfolio Holdings	32
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	0.88%
Software & Tech Services	0.92%
Utilities	2.08%
Consumer Discretionary Services	4.94%
Oil & Gas	8.64%
Industrial Services	9.54%
Financial Services	11.14%
Consumer Discretionary Products	15.04%
Real Estate	19.33%
Banking	27.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true
C000117699
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Class C
Trading Symbol	CVLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Value Fund - Class C for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
Jun'15	10000	10000
Jun'16	10129	10399
Jun'17	11679	12260
Jun'18	12525	14023
Jun'19	13608	15483
Jun'20	12777	16645
Jun'21	16889	23436
Jun'22	15630	20948
Jun'23	17018	25053
Jun'24	18354	31204
Jun'25	20449	35936

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class C	11.42%	9.86%	7.42%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 25,015,931
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$25,015,931
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.08%
Consumer Discretionary Products	1.22%
Telecommunications	2.05%
Media	2.39%
Retail & Wholesale - Discretionary	2.83%
Materials	3.86%
Software & Tech Services	4.06%
Oil & Gas	4.38%
Financial Services	6.60%
Consumer Staple Products	6.80%
Insurance	6.93%
Open End Fund	9.13%
Tech Hardware & Semiconductors	9.60%
Health Care	11.98%
Banking	12.44%
Industrial Products	14.65%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.08%
Ireland	2.47%
Germany	2.81%
United Kingdom	3.07%
United States	90.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true
C000117700
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Class I
Trading Symbol	CVLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Value Fund - Class I for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
Jun'15	10000	10000
Jun'16	10225	10399
Jun'17	11916	12260
Jun'18	12898	14023
Jun'19	14154	15483
Jun'20	13430	16645
Jun'21	17918	23436
Jun'22	16752	20948
Jun'23	18421	25053
Jun'24	20075	31204
Jun'25	22595	35936

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Class I	12.56%	10.97%	8.49%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 25,015,931
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$25,015,931
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.08%
Consumer Discretionary Products	1.22%
Telecommunications	2.05%
Media	2.39%
Retail & Wholesale - Discretionary	2.83%
Materials	3.86%
Software & Tech Services	4.06%
Oil & Gas	4.38%
Financial Services	6.60%
Consumer Staple Products	6.80%
Insurance	6.93%
Open End Fund	9.13%
Tech Hardware & Semiconductors	9.60%
Health Care	11.98%
Banking	12.44%
Industrial Products	14.65%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.08%
Ireland	2.47%
Germany	2.81%
United Kingdom	3.07%
United States	90.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true
C000117701
Shareholder Report [Line Items]
Fund Name	CULLEN VALUE FUND
Class Name	Retail Class
Trading Symbol	CVLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cullen Value Fund - Retail Class for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for additional information.
Additional Information Phone Number	800-644-6595
Additional Information Email	info@cullenfunds.com
Additional Information Website	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for current month-end performance.
Line Graph [Table Text Block]
	Retail Class	S&P 500® Index
Jun'15	10000	10000
Jun'16	10202	10399
Jun'17	11853	12260
Jun'18	12798	14023
Jun'19	14010	15483
Jun'20	13257	16645
Jun'21	17648	23436
Jun'22	16463	20948
Jun'23	18055	25053
Jun'24	19625	31204
Jun'25	22025	35936

Average Annual Return [Table Text Block]
.	1 YR	5 YR	10 YR
Retail Class	12.23%	10.69%	8.22%
S&P 500® Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
AssetsNet	$ 25,015,931
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$25,015,931
# of Portfolio Holdings	37
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$-

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.08%
Consumer Discretionary Products	1.22%
Telecommunications	2.05%
Media	2.39%
Retail & Wholesale - Discretionary	2.83%
Materials	3.86%
Software & Tech Services	4.06%
Oil & Gas	4.38%
Financial Services	6.60%
Consumer Staple Products	6.80%
Insurance	6.93%
Open End Fund	9.13%
Tech Hardware & Semiconductors	9.60%
Health Care	11.98%
Banking	12.44%
Industrial Products	14.65%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.08%
Ireland	2.47%
Germany	2.81%
United Kingdom	3.07%
United States	90.57%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true